Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
The main components of cash equivalents were:
•UCITS and interest-bearing current accounts, available immediately;
•Term accounts, available within the contractual maturities or by the way of early exit with no penalty; and
•Negotiable medium-term notes, available with a quarterly maturity or by the way of early exit with no penalty.
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2022/12/31	2023/12/31
Short-term deposits	119,090	67,530
Cash on hand and bank accounts	16,910	10,258
TOTAL	136,001	77,789

Short-term deposits	As of
(in € thousands)	2022/12/31	2023/12/31
TERM ACCOUNTS	119,090	67,530
TOTAL	119,090	67,530

Cash and cash equivalents	CASH AND CASH EQUIVALENTS
Cash and cash equivalents comprise cash on hand, bank accounts and term deposits, together with short-term deposits and highly liquid investments. They are readily convertible to a known amount of cash and thus present a negligible risk of a change in value. They also include Undertakings for Collective Investments in Transferable Securities (UCITs) whose characteristics allow them to be classified as cash and cash equivalents.
Initially recognized at their purchase cost at the transaction date, investments are subsequently measured at fair value. Changes in fair value are recognized in net financial income (expenses).